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                                   FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:            (a)
             or fiscal year ending: 12/31/09   (b)

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box "[/] after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name: CML ACCUMULATION ANNUITY ACCOUNT E

     B.   File Number: 811-02587

     C.   Telephone Number: (413) 788-8411

2.   A.   Street: 1295 STATE STREET

     B.   City: SPRINGFIELD  C. State: MA  D. Zip Code: 01111  E. Zip Ext.: 0001

     E.   Foreign Country:

3.   Is this the first filing on this form by Registrant? (Y/N)               N

4.   Is this the last filing on this form by Registrant? (Y/N)                N

5.   Is Registrant a small business investment company (SBIC)? (Y/N)          N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                       Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A. Is Registrant a series or multiple portfolio company? (Y/N)           N
[If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period? ___________________________________________________________________

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For period ending 12-31-09                               If filing more than one
File number 811-02587                                     Page 47, "X" box: [_]

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:

     B. [/] File Number (If any):

     C. [/] City:_____________ State:_______ Zip Code:__________ Zip Ext.:
        [/] Foreign Country:______________________ Foreign Postal Code:

111. A. [/] Depositor Name:

     B. [/] File Number (If any):

     C. [/] City:_____________ State:_______ Zip Code:__________ Zip Ext.:
        [/] Foreign Country:______________________ Foreign Postal Code:

112. A. [/] Sponsor Name:

     B. [/] File Number (If any):

     C. [/] City:_____________ State:_______ Zip Code:__________ Zip Ext.:
        [/] Foreign Country:______________________ Foreign Postal Code:

112. A. [/] Sponsor Name:

     B. [/] File Number (If any):

     C. [/] City:_____________ State:_______ Zip Code:__________ Zip Ext.:
        [/] Foreign Country:______________________ Foreign Postal Code:

                                       47

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For period ending 12-31-09                               If filing more than one
File number 811-02587                                     Page 48, "X" box: [_]

113. A. [/] Trustee Name:

     B. [/] City:_____________ State:_______ Zip Code:__________ Zip Ext.:
        [/] Foreign Country:______________________ Foreign Postal Code:

113. A. [/] Trustee Name:

     B. [/] City:_____________ State:_______ Zip Code:__________ Zip Ext.:
        [/] Foreign Country:______________________ Foreign Postal Code:

114. A. [/] Principal Underwriter Name:

     B. [/] File Number:

     C. [/] City:_____________ State:_______ Zip Code:__________ Zip Ext.:
        [/] Foreign Country:______________________ Foreign Postal Code:

114. A. [/] Principal Underwriter Name:

     B. [/] File Number:

     C. [/] City:_____________ State:_______ Zip Code:__________ Zip Ext.:
        [/] Foreign Country:______________________ Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:

     B. [/] City:_____________ State:_______ Zip Code:__________ Zip Ext.:
        [/] Foreign Country:______________________ Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:

     B. [/] City:_____________ State:_______ Zip Code:__________ Zip Ext.:
        [/] Foreign Country:______________________ Foreign Postal Code:

                                       48

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For period ending 12-31-09                               If filing more than one
File number 811-02587                                     Page 49, "X" box: [_]

116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment
            companies? (Y/N)________________________________                 Y/N

     B. [/] Identify the family in 10 letters:

     (NOTE: In filing this form, use this identification consistently for all investment companies in family.
     This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance
            company?(Y/N) __________________________________                 Y/N

            If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B. [/] Variable annuity contracts? (Y/N)_______________                 Y/N

     C. [/] Scheduled premium variable life
            contracts? (Y/N)________________________________                 Y/N

     D. [/] Flexible premium variable life
            contracts? (Y/N)________________________________                 Y/N

     E. [/] Other types of insurance products
            registered under the Securities Act
            of 1933 (Y/N)___________________________________                 Y/N

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933__________________________

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period___________________

120. [/]State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)___________________ $

121. [/] State the number of series for which a current prospectus was in existence at the end of the period______________________________________________

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period___________

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For period ending 12-31-09                               If filing more than one
File number 811-02587                                     Page 50, "X" box: [_]

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted) _________________________________________________ $-0-

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)___________________________________________________________ $

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)________________________________________________ $-0-

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)________________________ $-0-

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                     Total
                                  Number of        Total            Income
                                   Series         Assets         Distributions
                                 Investing    ($000's omitted)  ($000's omitted)
                                 ___________  ________________  ________________

A. U.S. Treasury direct issue    __________   $__________       $__________
B. U.S. Government agency        __________   $__________       $__________
C. State and municipal tax-free  __________   $__________       $__________
D. Public Utility debt           __________   $__________       $__________
E. Brokers or dealers debt or
   debt of brokers' or dealers'
   parent                        __________   $__________       $__________
F. All other corporate intermed.
   & long term debt              __________   $__________       $__________
G. All other corporate short-
   term debt                     __________   $__________       $__________
H. Equity securities of brokers
   dealers or parents of brokers
   or dealers                    __________   $__________       $__________
I. Investment company equity
   securities                    __________   $__________       $__________
J. All other equity securities            1   $     2,369       $__________
                                 __________    __________
K. Other securities              __________   $__________       $__________
L. Total assets of all
   series of registrant                   1   $     2,369       $__________
                                 __________    __________

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For period ending 12-31-09                               If filing more than one
File number 811-02587                                      Page 51, "X" box: [_]

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)_____________ Y/N

     [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) ______________________________________________________________________ Y/N

     [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)___________________________________________________________ Y/N

131. [/] Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)___________________________________________ $1

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811.   811.   811.   811.   811.
811.   811.   811.   811.   811.
811.   811.   811.   811.   811.
811.   811.   811.   811.   811.
811.   811.   811.   811.   811.
811.   811.   811.   811.   811.
811.   811.   811.   811.   811.
811.   811.   811.   811.   811.
811.   811.   811.   811.   811.

133. If the Registrant has divested itself of securities in accordance with
Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report,

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disclose the following information for each such divested security:

     A.   Name of the issuer;

     B.   Exchange ticker symbol;

     C.   CUSIP number;

     D. Total number of shares or, for debt securities, principal amount divested;

     E.   Date(s) that the securities were divested; and

     F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing.

This item 133 shall terminate one year after the date on which the provisions of
Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant to Section 12 of that Act.

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                                 SIGNATURE PAGE

This report is signed on behalf of the registrant.

City of: Springfield    State of: MA    Date: February 25, 2010

Name of Registrant: CML ACCUMULATION ANNUITY ACCOUNT E


By: /s/ Norman A. Smith                  Witness: /s/ Gail I. Hebert
    -----------------------------------           ------------------------------
    Norman A. Smith                               Gail I. Hebert
    Corporate Vice President &                    Administrative Assistant
      Corporate Controller